Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 165,173	$ 94,558
Short term investments			89,624
Prepaid expenses and other receivables	[1]	5,100	4,034
Assets held for sale			18,970
Total current assets		170,273	207,186
Long term investments		2,319
Real estate properties under development, net	[1]	52,460	37,779
Property, plant and equipment, net	[1]	36,976	3,735
Other assets	[1]	49	101
Total assets		262,077	248,801
Current liabilities:
Accounts payable	[1]	5,705	845
Accrued expenses and other payables	[1]	1,500	1,405
Dividend payable		10,514	10,205
Total current liabilities		17,719	12,455
Commitments and contingencies (Note 15)
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 36,446,691 and 37,551,191 shares as at December 31, 2016 and 2017, respectively)		376	364
Additional paid-in capital		249,856	241,536
Retained earnings (Accumulated deficit)		(24)	6,607
Accumulated other comprehensive loss		(5,850)	(12,161)
Total shareholders’ equity		244,358	236,346
Total liabilities and equity		$ 262,077	$ 248,801

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.